EXCELSIOR TAX-EXEMPT FUNDS, INC.

Long-Term Tax-Exempt Fund

Intermediate-Term Tax-Exempt Fund

Short-Term Tax-Exempt Securities Fund

New York Intermediate-Term Tax-Exempt Fund

Supplement dated October 12, 2007

Fixed Income Funds - Shares Class Prospectus,

dated July 1, 2007, as supplemented August 1, 2007 and August 29, 2007

THE INFORMATION SET FORTH BELOW IS EFFECTIVE OCTOBER 15, 2007

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Pamela Hunter will no longer serve as portfolio manager of the Long-Term Tax-Exempt Fund, Intermediate-Term Tax-Exempt Fund, Short-Term Tax-Exempt Securities Fund and New York Intermediate-Term Tax-Exempt Fund.

Effective October 15, 2007, the disclosure paragraph under the section entitled “Portfolio Managers” for Long-Term Tax-Exempt Fund and New York Intermediate-Term Tax-Exempt Fund is removed and replaced in its entirety with the following:

Kimberly A. Campbell, serves as the portfolio manager for Long-Term Tax-Exempt Fund and New York Intermediate-Term Tax-Exempt Fund and is primarily responsible for the day-to-day management of the Funds. Ms. Campbell has been associated with U.S. Trust since October, 2007 and has been associated with Columbia Management Advisors, LLC or its affiliates since June, 1995. U.S. Trust and Columbia Management Advisors, LLC are each wholly-owned subsidiaries of Bank of America.

Effective October 15, 2007, the disclosure paragraph under the section entitled “Portfolio Managers” for Intermediate-Term Tax-Exempt Fund is removed and replaced in its entirety with the following:

Susan A. Sanderson, serves as the portfolio manager for Intermediate-Term Tax-Exempt Fund and is primarily responsible for the day-to-day management of the Fund. Ms. Sanderson has been associated with U.S. Trust since October, 2007 and has been associated with Columbia Management Advisors since 1985. U.S. Trust and Columbia Management Advisors, LLC are each wholly-owned subsidiaries of Bank of America.

Effective October 15, 2007, the disclosure paragraph under the section entitled “Portfolio Managers” for Short-Term Tax-Exempt Securities Fund is removed and replaced in its entirety with the following:

James M. D’Arcy, serves as the portfolio manager for Short-Term Tax-Exempt Securities Fund and is primarily responsible for the day-to-day management of the Fund. Mr. D’Arcy has been associated with U.S. Trust since June, 2007 and has been associated with Columbia Management Advisors LLC or its predecessors since 1999. U.S. Trust and Columbia Management Advisors, LLC are each wholly-owned subsidiaries of Bank of America.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

EXC-47/136321-1007

EXCELSIOR TAX-EXEMPT FUNDS, INC.

Long-Term Tax-Exempt Fund

Intermediate-Term Tax-Exempt Fund

Short-Term Tax-Exempt Securities Fund

New York Intermediate-Term Tax-Exempt Fund

Supplement dated October 12, 2007

Statement of Additional Information,

dated July 1, 2007, as supplemented August 1, 2007 and August 29, 2007

This supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be read in conjunction with the Statement of Additional Information.

Effective October 15, 2007, the following information is added to the sections entitled “Portfolio Managers” in the Statement of Additional Information:

1.	The following is added to the tables in the sections entitled “Management of Other Accounts” in the Statement of Additional Information for Long-Term Tax-Exempt Fund:

	Number of Other Accounts Managed and Total Assets by Account Type $(000)			Number of Accounts and Total Assets for Which Advisory Fee is Performance Based
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Kimberly A. Campbell*	3	0	12	—	—	—
	$2.8 billion	$0	$1.1 million	—	—	—

*	Account information is provided as of September 28, 2007.

2.	The following is added to the tables in the sections entitled “Management of Other Accounts” in the Statement of Additional Information for New York Intermediate-Term Tax-Exempt Fund:

	Number of Other Accounts Managed and Total Assets by Account Type $(000)			Number of Accounts and Total Assets for Which Advisory Fee is Performance Based
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Kimberly A. Campbell*	3	0	12	—	—	—
	$2.8 billion	$0	$1.1 million	—	—	—

*	Account information is provided as of September 28, 2007.

3.	The following is added to the tables in the sections entitled “Management of Other Accounts” in the Statement of Additional Information for Intermediate-Term Tax-Exempt Fund:

	Number of Other Accounts Managed and Total Assets by Account Type $(000)			Number of Accounts and Total Assets for Which Advisory Fee is Performance Based
Name of Portfolio Manager	Registered Investment Companies*	Other Pooled Investment Vehicles*	Other Accounts**	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Susan A. Sanderson	2	3	7	—	—	—
	$2,651 million	$660 million	$1.6 million	—	—	—

*	Account information is provided as of September 28, 2007.

**	Account information is provided as of June 30, 2007.

4.	The following is added to the tables in the sections entitled “Management of Other Accounts” in the Statement of Additional Information for Short-Term Tax-Exempt Securities Fund:

	Number of Other Accounts Managed and Total Assets by Account Type $(000)			Number of Accounts and Total Assets for Which Advisory Fee is Performance Based
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
James M. D’Arcy*	2	1	46	—	—	—
	$507 million	$73.4 million	$4.7 billion	—	—	—

*	Account information is provided as of September 28, 2007.

5.	The following is added to the end of the section entitled “Compensation” in the Statement of Additional Information for Long-Term Tax-Exempt Fund and New York Intermediate-Term Tax-Exempt Fund:

Ms. Campbell receives all of her compensation from the Columbia Management Advisors, LLC and its parent company, Columbia Management Group, LLC in the form of salary, bonus, stock options and restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds in which the account is invested. A portfolio manager’s bonus is variable and is generally based on (1) an evaluation of the manager’s investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, Columbia Management Advisors, LLC generally considers the one-, three- and five- year performance of mutual funds and other accounts under the portfolio manager’s oversight relative to the benchmarks and peer groups noted below, emphasizing each manager’s three- and five- year performance. Columbia Management Advisors, LLC may also consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.

Long-Term Tax-Exempt Fund

Portfolio Manager	Performance Benchmark	Peer Group
Kimberly Campbell	Merrill Lynch 22+ Year Municipal Index	Lipper General Municipal Debt Classification

Lehman Brothers General Municipal Bond Index

New York Intermediate-Term Tax-Exempt Fund

Portfolio Manager	Performance Benchmark	Peer Group
Kimberly Campbell	Merrill Lynch 3-7 Year New York Municipal Bond Index	Lipper New York Intermediate Municipal Debt Classification

Merrill Lynch 7-12 Year New York Municipal Bond Index

Lehman Brothers Municipal 3-15 Year New York Blended Index

The size of the overall bonus pool each year is determined by Columbia Management Group, LLC, and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and Columbia Management Advisors, LLC’s profitability for the year, which is influenced by assets under management.

6.	The following is added to the end of the section entitled “Compensation” in the Statement of Additional Information for Intermediate-Term Tax-Exempt Fund:

Ms. Sanderson receives all of her compensation from the Columbia Management Advisors, LLC and its parent company, Columbia Management Group, LLC in the form of salary, bonus, stock options and restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds in which the account is invested. A portfolio manager’s bonus is variable and is generally based on (1) an evaluation of the manager’s investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, Columbia Management Advisors, LLC generally considers the one-, three- and five- year performance of mutual funds and other accounts under the portfolio manager’s oversight relative to the benchmarks and peer groups noted below, emphasizing each manager’s three- and five- year performance. Columbia Management Advisors, LLC may also consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.

Portfolio Manager	Performance Benchmark	Peer Group
Susan Sanderson	Merrill Lynch 3-7 Year Municipal Bond Index	Lipper Intermediate Municipal Debt Funds Classification

Merrill Lynch 7-12 Year Municipal Bond Index

Lehman Brothers 1-10 Year Blend Municipal Bond Index

The size of the overall bonus pool each year is determined by Columbia Management Group, LLC, and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and Columbia Management Advisors, LLC’s profitability for the year, which is influenced by assets under management.

7.	The following is added to the end of the section entitled “Compensation” in the Statement of Additional Information for Short-Term Tax-Exempt Securities Fund:

Mr. D’Arcy receives all of his compensation from the Columbia Management Advisors, LLC and its parent company, Columbia Management Group, LLC in the form of salary, bonus, stock options and restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds in which the account is invested. A portfolio manager’s bonus is variable and is generally based on (1) an evaluation of the manager’s investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, Columbia Management Advisors, LLC generally considers the one-, three- and five- year performance of mutual funds and other accounts under the portfolio manager’s oversight relative to the benchmarks and peer groups noted below, emphasizing each manager’s three- and five- year performance. Columbia Management Advisors, LLC may also consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.

Portfolio Manager	Performance Benchmark	Peer Group
James M. D’Arcy	Merrill Lynch 1-3 Year Municipal Bond Index	Lipper Short Municipal Debt Classification

Lehman Brothers 1-5 Year Municipal Bond Index

The size of the overall bonus pool each year is determined by Columbia Management Group, LLC, and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and Columbia Management Advisors, LLC’s profitability for the year, which is influenced by assets under management.

8.	The following is added in the section entitled “Ownership of Fund Securities” in the Statement of Additional Information:

Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund Beneficially owned*
Kimberly A. Campbell	Long-Term Tax-Exempt Fund	$0**

Kimberly A. Campbell	New York Intermediate Tax-Exempt Fund	$0**

Susan A. Sanderson	Intermediate-Term Tax-Exempt Fund	$0**

James M. D’Arcy	Short-Term Tax-Exempt Securities Fund	$0**

*	“Beneficial ownership” includes shares owned by an “immediate family member” (any child, stepchild, grandchild, parent, stepparent, grandparent, spouse, sibling, mother-in-law, son-in-law, daughter-in-law, brother-in-law, sister-in-law and adoptive relationships).

**	Account information is provided as of September 28, 2007.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

EXC-50/136322-1007